Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Summary of Breakdown For Intangible Assets
The following table provides a breakdown for intangible assets:

(Euro thousands)	Goodwill	Brands with an indefinite useful life	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at January 1, 2020	226,062	160,164	45,928	119,096	296	551,546
Additions	—	—	1,658	7,398	2,468	11,524
Disposals	—	—	—	(4,319)	—	(4,319)
Exchange differences	(17,181)	(13,531)	(327)	(1,666)	—	(32,705)
Reclassifications to assets held for sale	—	—	(629)	(1,889)	—	(2,518)
Other movements and reclassifications	—	—	185	33	(218)	—
Balance at December 31, 2020	208,881	146,633	46,815	118,653	2,546	523,528
Additions	—	—	2,895	10,712	4,508	18,115
Disposals	—	—	(6,572)	(6,556)	(19)	(13,147)
Exchange differences	15,529	12,231	476	1,715	61	30,012
Business combinations	2,820	—	—	4,200	—	7,020
Disposition	—	—	(18)	(2,656)	(915)	(3,589)

Other movements and reclassifications	—	—	1,407	593	(2,000)	—
Balance at December 31, 2021	227,230	158,864	45,003	126,661	4,181	561,939
Accumulated amortization at January 1, 2020	—	—	(37,719)	(93,845)	—	(131,564)
Amortization	—	—	(1,863)	(9,552)	—	(11,415)
Disposals	—	—	—	4,316	—	4,316
Exchange differences	—	—	20	1,100	—	1,120
Reclassifications to assets held for sale	—	—	384	1,478	—	1,862
Balance at December 31, 2020	—	—	(39,178)	(96,503)	—	(135,681)
Amortization	—	—	(2,045)	(8,452)	—	(10,497)
Disposals	—	—	2,314	7,547	—	9,861
Impairment	—	—	(3)	(36)	—	(39)
Exchange differences	—	—	(228)	(1,346)	—	(1,574)
Disposition	—	—	8	1,203	—	1,211
Balance at December 31, 2021	—	—	(39,132)	(97,587)	—	(136,719)

Carrying amount at:
January 1, 2020	226,062	160,164	8,209	25,251	296	419,982
December 31, 2020	208,881	146,633	7,637	22,150	2,546	387,847
December 31, 2021	227,230	158,864	5,871	29,074	4,181	425,220

Summary of Goodwill Originated On Acquisitions Made By The Group And It Is Attributable
Goodwill originated on acquisitions made by the Group and it is attributable to the following operating segments:

(Euro thousands)	At December 31,
	2021	2020
Zegna	25,568	22,748
Thom Browne	201,662	186,133
Total goodwill	227,230	208,881

Summary of Sensitivity Of The Impairment Testing To Reasonably Possible Changes In Both Assumptions
The following table details the sensitivity of the impairment testing to reasonably possible changes in both assumptions:

(Euro millions)		Existing assumption			Sensitivity effects on headroom
	Headroom	Discount rate (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2021	WACC +/-100 bps	Growth rate +/- 50 bps	EBITDA +/-500 bps
Thom Browne Group	327	773	200	+15.3%	211/493	395/270	379/276
Gruppo Dondi S.p.A.	62	640	150	+18.6%	47/84	71/54	67/57
Bonotto S.p.A.	5	640	150	+65.8%	1/11	8/3	7/3
In.Co. S.p.A.	78	640	150	+57.6%	58/107	90/68	87/69
Tessitura Ubertino S.r.l.	24	640	150	+21.4%	19/33	28/22	36/23